Investments - OTTI Narrative and Table (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Other-Than-Temporary Impairments
Other than temporary Impairments	$ 186,000	$ 0	$ 0
OTTI recorded as OTTI losses recognized in earnings	94,000	0	0
Portion of net loss recognized in other comprehensive income, before taxes	92,000	0	0
Credit loss impairments on fixed maturity securities for which a portion of the OTTI loss was recognized in AOCI
Balance, beginning of year	552,000	446,000	1,496,000
Additions for credit loss impairments recognized in the current period on securities not previously impaired	94,000	0	0
Reductions for increases in cash flows expected to be collected that are recognized over the remaining life of the security	(68,000)	(132,000)	(11,000)
Reductions for credit loss impairments previously recognized on securities which matured, paid down, prepaid or were sold during the period	(27,000)	238,000	(1,039,000)
Balance, end of year	$ 551,000	$ 552,000	$ 446,000